Reportable segments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Loss from operations	$ (3,197,040)	$ (2,139,078)
Other	319,906	90,720
Interest income	63,689	53,763
Interest expense	(244,166)	(260,473)
Loss before income taxes	(3,057,611)	(2,255,068)
Income tax benefits	486,278	241,111
Net loss	(2,571,333)	(2,013,957)
Depreciation and Amortization	449,910	252,174
Capital Expenditures	3,247	1,447
Total Assets	4,955,373	4,931,814
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Loss from operations	(2,110,363)	(1,007,824)
Depreciation and Amortization	445,555	236,598
Capital Expenditures	3,247	1,447
Total Assets	7,563,548	6,029,510
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Loss from operations	(1,086,677)	(1,131,254)
Depreciation and Amortization	4,355	15,576
Capital Expenditures
Total Assets	572,096	177,787
Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ (3,180,271)	$ (1,275,483)